Acquisitions (Details) (USD $) In Millions, unless otherwise specified	Jan. 25, 2011
Fair value of the assets acquired and liabilities assumed
Cash and cash equivalents	$ 189.7
Accounts receivable	265.4
Inventories	167.6
Other current assets	15.7
Restricted cash	16.3
Property, plant and equipment	161.9
Intangible assets (excluding goodwill)	448.0
Other long-term assets	9.2
Accounts payable	(107.2)
Short-term borrowings	(0.7)
Accrued expenses and other current liabilities	(133.6)
Long-term debt (including current maturities)	(784.7)
Pension and other postretirement liabilities	(79.5)
Deferred tax liabilities	(97.0)
Other long-term liabilities	(5.0)
Net assets acquired before goodwill on acquisition	66.1
Goodwill on acquisition	308.9
Net assets acquired	$ 375.0